Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000142758
Account Value [Line Items]
Line Graph and Table Measure Name			LSV Global Managed Volatility Fund, Institutional Class Shares
Accumulated Value		$ 100,000		$ 105,226	$ 122,369	$ 125,473	$ 135,371	$ 118,583	$ 154,052	$ 145,048	$ 153,139	$ 191,376	$ 220,090
C000142759
Account Value [Line Items]
Line Graph and Table Measure Name			LSV Global Managed Volatility Fund, Investor Class Shares
Accumulated Value		10,000		10,496	12,177	12,453	13,398	11,710	15,185	14,253	15,009	18,713	21,472
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI ACWI Index (USD) (NR)
Accumulated Value		100,000		102,048	125,726	125,075	140,824	147,707	202,769	162,302	179,346	238,155	292,080
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI ACWI Index (USD) (NR)
Accumulated Value		$ 10,000		$ 10,205	$ 12,573	$ 12,508	$ 14,082	$ 14,771	$ 20,277	$ 16,230	$ 17,935	$ 23,816	$ 29,208

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).